Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Expense, Net	For the years ended December 31, 2024 and 2023, Other expense, net consists of:

	2024	2023

Impacts related to Fisker Inc. [“Fisker”] [a]	$198	$110
Restructuring activities [b]	187	148
Long-lived asset impairments [c]	79	—
Investments [d]	9	91
Gain on business combination [e]	(9)	—
Veoneer Active Safety Business transaction costs [f]	—	23
Operations in Russia [g]	—	16
Other expense, net	$464	$388

Summary of Impacts Related to Fisker
[a]	Impacts related to Fisker

	2024	2023

Impairment and supplier related settlements	$330	$—
Fisker warrants	33	110
Recognition of deferred revenue	(196)	—
Restructuring	31	—
	$198	$110

Summary of net asset impairments and supplier settlements
The following table summarizes the net asset impairments and supplier settlements for the year ended December 31, 2024, by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Total

Accounts receivable	$3	$4	$2	$14	$23
Inventories	5	52	8	2	67
Other assets, net	—	54	—	90	144
Fixed assets, net	1	49	5	3	58
Other accrued liabilities	(5)	—	—	(10)	(15)
Operating lease right-of-use assets	1	—	1	—	2
	5	159	16	99	279
Supplier settlements	4	41	6	—	51
	$9	$200	$22	$99	$330

Summary of Restructuring Charges Related to Significant Plant
[b]	Restructuring activities
The Company recorded restructuring charges related to significant plant closures and consolidations primarily in Europe and to a lesser extent in North America.

	2024	2023

Power & Vision	$104	$117
Complete Vehicles	55	—
Body Exteriors & Structures	28	31
Other expense, net	187	148
Tax effect	(28)	(24)
Net loss attributable to Magna	$159	$124

Summary of Net Losses or Gains on Investments
[d]	Investments

	2024	2023

Non-cash impairment charge [i]	$13	$90
Revaluation of public and private equity investments	13	1
Revaluation of public company warrants [ii]	(17)	—
Other expense, net	9	91
Tax effect	3	(1)
Net loss attributable to Magna	$12	$90

[i]	The non-cash impairment charge relates to the impairment of a private equity investment.
[ii]	The revaluation of Fisker warrants previously presented within Revaluation of public company warrants has been reclassified to Impacts related to Fisker.